UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10181

Name of Fund: Government Securities Delaware, LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Government
        Securities Delaware, LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 06/30/03

Item 1 - Attach shareholder report

Government Securities Delaware, LLC

Semi-Annual Report
June 30, 2003

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

To Our Shareholders

We are pleased to present the shareholder report for Government Securities Delaware, LLC, for the six-month period ended June 30, 2003.

The fund's investment objectives are to maximize current income consistent with the preservation of capital and to match the maturities of investments with operating and dividend payment needs. During the period the fund generated net investment income of 5.87% as a percentage of average net assets and paid dividends of $15.30 per share.

As you are aware, this fund has not retained an investment advisor. There was no trading activity during the six-month period ended June 30, 2003 and the fund's portfolio holdings remained the same.


/s/ Terry K. Glenn
------------------
Terry K. Glenn
President and Trustee

Jean-Claude Wolter - Director
A. Martin Buss -- Director
Terry K. Glenn - President
Donald C. Burke - Vice President and Treasurer
Phillip S. Gillespie -- Secretary

Custodian: State Street Bank and Trust Company
           225 Franklin Street
           Boston, Massachusetts 02110

Transfer Agent: MLIM Alternative Investment Strategies
                800 Scudders Mill Road
                Plainsboro, New Jersey 08536

                              Government Securities Delaware, LLC, June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

--------------------------------------------------------------------------------------------------------------------------------
                         Face
                        Amount                                 Investments                                             Value
--------------------------------------------------------------------------------------------------------------------------------
Notes - 79.8%       $ 500,000,000    Merrill Lynch & Co., Inc., Floating Rate Note, 1.255% due 8/15/2009          $  500,000,000

                      500,000,000    Merrill Lynch Capital Services, Inc., Floating Rate Note, 1.265% due            500,000,000
                                     8/15/2009

--------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments in Notes (Cost - $1,000,000,000)                            1,000,000,000

--------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments (Cost - $1,000,000,000) - 79.8%                             1,000,000,000
                                     Unrealized Appreciation on Reverse Repurchase Agreement - 18.1%                 226,891,130
                                     Unrealized Depreciation on Interest Rate Swaps-Net* - 0.0%                         (496,799)
                                     Other Assets Less Liabilities - 2.1%                                             26,707,843
                                                                                                                  --------------
                                     Net Assets - 100.0%                                                          $1,253,102,174
                                                                                                                  ==============

      *     Swap contracts entered into as of June 30, 2003 were as follows:

      ------------------------------------------------------------------------------------------------
                                                                   Notional                Unrealized
                                                                    Amount                Depreciation
      ------------------------------------------------------------------------------------------------
      Receive a fixed rate of 1.1575% and 6-month LIBOR,
      reset each February 15 and August 15, minus 1.09%
      and pay a 1-month LIBOR, rest on the 15th of each
      month, plus .07%, compound.

      Broker, ML Capital Services, Inc.
      Expires August 2009                                        1,000,000,000              $(102,910)

      Receive a 6-month LIBOR, reset each February 15 and August 15, minus 1.09% and pay semi-annual payments of $41,112.

      Broker, ML Capital Services, Inc.
      Expires August 2009
                                                                     1,805,555               (393,889)
      ------------------------------------------------------------------------------------------------

                                                                 1,001,805,555              $(496,799)
                                                                 =============              =========

      ------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                              Government Securities Delaware, LLC, June 30, 2003

STATEMENT OF ASSETS AND LIABILITIES

                 As of June 30, 2003
=========================================================================================================
Assets:          Investments, at value (identified cost-$1,000,000,000)                    $1,000,000,000
                 Cash ..................................................                           64,701
                 Unrealized appreciation on reverse repurchase agreement                      226,891,130
                 Receivables:
                   Reverse repurchase agreement-net ....................   $ 21,447,528
                   Interest on notes ...................................      5,064,113
                   Interest rate swaps-net .............................        211,283        26,722,924
                                                                           ------------    --------------
                 Total assets ..........................................                    1,253,678,755
                                                                                           --------------
=========================================================================================================
Liabilities:     Unrealized depreciation on interest rate swaps-net ....                          496,799
                 Administrator payable .................................                           43,778
                 Other liabilities .....................................                           36,004
                                                                                           --------------
                 Total liabilities .....................................                          576,581
                                                                                           --------------
=========================================================================================================
Net Assets:      Net assets ............................................                   $1,253,102,174
                                                                                           ==============
=========================================================================================================
Net Assets       Beneficial Interest, par value $500 (2,000,200 units
Consist of:       authorized) and additional paid-in capital ...........                   $1,021,877,523
                 Undistributed investment income-net ...................   $  4,830,320
                 Unrealized appreciation on investments, reverse
                  repurchase agreement and interest rate swaps-net .....    226,394,331
                                                                           ------------
                 Total accumulated earnings-net ........................                      231,224,651
                                                                                           --------------
                 Total-Equivalent to $626.52 net asset value per unit
                  based on 2,000,104 units outstanding .................                   $1,253,102,174
                                                                                           ==============
=========================================================================================================

      See Notes to Financial Statements.

                              Government Securities Delaware, LLC, June 30, 2003

STATEMENT OF OPERATIONS

                            For the Six Months Ended June 30, 2003
===============================================================================================================
Investment                  Interest on reverse repurchase agreement-net .......................    $28,224,806
Income:                     Interest earned on notes ...........................................      7,041,881
                            Interest income on swaps-net .......................................        527,002
                                                                                                    -----------
                            Total income .......................................................     35,793,689
                                                                                                    -----------
===============================================================================================================
Expenses:                   Administrative fees ................................................         24,892
                            Interest expense on promissory notes ...............................          3,222
                            Other ..............................................................             10
                                                                                                    -----------
                            Total expenses .....................................................         28,124
                                                                                                    -----------
                            Investment income-net ..............................................     35,765,565
                                                                                                    -----------
===============================================================================================================
Unrealized Gain             Change in unrealized appreciation on investments, reverse repurchase
on Investments,              agreement and interest rate swaps-net .............................     21,144,695
Reverse Repurchase                                                                                  -----------
Agreement and Interest      Net Increase in Net Assets Resulting from Operations ...............    $56,910,260
Rate Swaps-Net:                                                                                     ===========
===============================================================================================================

      See Notes to Financial Statements.

                              Government Securities Delaware, LLC, June 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          For the Six           For the
                                                                                         Months Ended         Year Ended
                                                                                           June 30,          December 31,
               Increase (Decrease) in Net Assets:                                            2003                2002
==========================================================================================================================
Operations:    Investment income-net ..............................................    $    35,765,565     $    70,873,959
               Change in unrealized appreciation on investments, reverse repurchase
               agreement and interest rate swaps-net ..............................         21,144,695         109,075,628
                                                                                       ---------------     ---------------
               Net increase in net assets resulting from operations ...............         56,910,260         179,949,587
                                                                                       ---------------     ---------------
==========================================================================================================================
Dividends      Investment income-net ..............................................        (30,604,018)        (71,211,042)
to Unit                                                                                ---------------     ---------------
Holders:       Net decrease in net assets resulting from dividends to unit holders         (30,604,018)        (71,211,042)
                                                                                       ---------------     ---------------
==========================================================================================================================
Net Assets:    Total increase in net assets .......................................         26,306,242         108,738,545
               Beginning of period ................................................      1,226,795,932       1,118,057,387
                                                                                       ---------------     ---------------
               End of period* .....................................................    $ 1,253,102,174     $ 1,226,795,932
                                                                                       ===============     ===============
==========================================================================================================================
               * Undistributed (accumulated distributions in excess of) investment
                 income-net .......................................................    $     4,830,320     $      (331,227)
                                                                                       ===============     ===============
==========================================================================================================================

      See Notes to Financial Statements.

                              Government Securities Delaware, LLC, June 30, 2003

Financial Highlights

                                                                                          For the
The following per share data and ratios have been derived      For the Six               Year Ended            For the Period
from information provided in the financial statements.         Months Ended             December 31,          August 10, 2000+
                                                                 June 30,       --------------------------     to December 31,
Increase (Decrease) in Net Asset Value:                            2003             2002            2001             2000
==============================================================================================================================
Per Share          Net asset value, beginning of period ...    $   613.37       $   559.00      $   541.78          $   500.00
Operating                                                      ----------       ----------      ----------          ----------
Performance:       Investment income-net ..................         17.89            35.43           35.48               14.03
                   Unrealized gain on investments, reverse
                    repurchase agreement and interest rate
                    swaps-net .............................         10.56            54.54           17.27               30.81
                                                               ----------       ----------      ----------          ----------
                   Total from investment operations .......         28.45            89.97           52.75               44.84
                                                               ----------       ----------      ----------          ----------
                   Less dividends to unit holders from
                    investment income-net .................        (15.30)          (35.60)         (35.53)              (3.06)
                                                               ----------       ----------      ----------          ----------
                   Net asset value, end of period .........    $   626.52       $   613.37      $   559.00          $   541.78
                                                               ==========       ==========      ==========          ==========
==============================================================================================================================
Total Investment   Based on net asset value per share .....          4.64%#          16.10%          10.06%               9.00%#
Return:                                                        ==========       ==========      ==========          ==========
==============================================================================================================================
Ratios Based on    Total expenses .........................           .00%*            .00%            .01%                .00%*
Average Net                                                    ==========       ==========      ==========          ==========
Assets:            Total investment income-net ............          5.87%*           6.10%           6.26%               6.88%*
                                                               ==========       ==========      ==========          ==========
==============================================================================================================================
Supplemental       Net assets, end of period (in thousands)    $1,253,102       $1,226,796      $1,118,057          $1,083,608
Data:                                                          ==========       ==========      ==========          ==========
                   Portfolio turnover .....................          0.00%            0.00%           0.00%             100.25%
                                                               ==========       ==========      ==========          ==========
==============================================================================================================================

      *     Annualized.
      +     Commencement of operations.
      #     Aggregate total investment return.

            See Notes to Financial Statements.

Government Securities Delaware, LLC
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Government Securities Delaware, LLC (the "Company") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Company was formed in the State of Delaware on August 8, 2000. The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Company offers one class of Units. Holders of Units have no preemptive rights and no right to redeem their Units. The Company will mandatorily redeem all of the outstanding Units on August 8, 2025 at their Net Asset Value. The redemption price may be paid in cash or in-kind at the discretion of the Board of Managers. Each Unit represents a $500 capital contribution to the Company. The Units are divided into a single class, each Unit representing an equal, proportionate interest in the Company, none having priority or preference over another. On November 30, 2000, the Company qualified as and elected to be treated as a regulated investment company for federal income tax purposes. At that time, $21,825,523 of accumulated earnings was permanently reclassified to additional paid-in capital. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of investments - Reverse repurchase agreements, swap agreements and other securities are valued at fair valued as determined by or under the direction of the Board of Managers of the Company.

(b) Financial instruments - The Company may engage in various portfolio investment strategies to hedge its exposures relating to non-trading assets and liabilities.

o Interest rate swaps - The Company is authorized to enter into swap agreements. In a swap agreement, the Company exchanges with the counterparty their respective commitments to pay or receive interest on a specified notional principal amount. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the swap agreement, the Company would be in default and the counterparty would be able to terminate the swap agreement.

o Reverse repurchase agreements - The Company is authorized to enter into reverse repurchase agreements. Under reverse repurchase agreements, the Company sells securities to the counterparty and agrees to repurchase them at a mutually agreed upon date and price, and may exchange their respective commitments to pay or receive interest. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the reverse repurchase agreement, the Company would be in default and the counterparty would be able to terminate the repurchase agreement.

(c) Income taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and swap income or expense are recognized on the accrual basis.

(e) Dividends and distributions - The Units will provide for a fixed-rate, semi-annual dividend of at least 7.1215%, calculated on the basis of the 30/360 year, on the par value of each unit owned by such unit holder, to be distributed at the discretion of the Board of Managers out of income of the Company from funds legally available for distribution under Delaware law. In addition, the Board of Managers may distribute to the Unit Holders as of a record date or dates determined by the Board of Managers, in cash or otherwise, all or part of any gains realized on the sale or disposition of property or otherwise, or all or part of any other principal or income of the Company, provided that such distributions are not otherwise in violation of Delaware law. Dividends and distributions paid by the Company are recorded on the ex-dividend dates.

2. Transactions with Affiliates:

The Company has entered into an Administrative Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM shall perform or arrange for the performance of the administrative services necessary for the operation of the Company. For such services, the Company will pay FAM a semi-annual fee of $25,000. In addition, the Company pays certain other professional expenses. FAM will be responsible for all other expenses of the Company, including, but not limited to, auditing and legal expenses, and custodial and printing fees.

MLIM Alternative Investment Strategies ("MLIMAIS"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

As of December 31, 2000, 2,000,000 Units were beneficially owned and of record by ML SSG S.A.R.L., a wholly-owned subsidiary of ML & Co. During 2001, ML SSG S.A.R.L. transferred its interest in the Company to Merrill Lynch CICG, L.P., an indirect subsidiary of Merrill Lynch Capital Services, Inc. ("ML Capital Services") and as of June 30, 2003, 2,000,000 Units were beneficially owned by Merrill Lynch CICG, L.P.

The Company purchased for $1,002,500,000 (excluding the accrued interest paid on August 15, 2000) $1,000,000,000 face value, 6% coupon U.S. Treasury Notes maturing on August 15, 2009 (the "Treasury Notes") and entered into a floating rate reverse repurchase agreement to maturity (the "Reverse Repurchase Agreement") with Merrill Lynch Government Securities, Inc. ("ML Government Securities"). Under the Reverse Repurchase Agreement, the Company sold the Treasury Notes to ML Government Securities and is obligated to repurchase the Treasury Notes for $1,000,000,000 on August 15, 2009, but may repurchase the Treasury Notes from ML Government Securities for the Notional Amount (defined below) plus accrued interest on 5 days prior written notice (the "Repurchase Agreement Termination Date"). Until the Repurchase Agreement Termination Date, the Company will make semi-annual floating rate payments to ML Government Securities at the rate of 6-month LIBOR less 109 basis points on the outstanding Notional Amount plus $138,889. The Notional Amount will start at $1,002,500,000 and will be reduced by the $138,889 fixed, semi-annual payments by the Company. The semi-annual fixed payments of $138,889 will amortize the $2,500,000 premium paid for the Treasury Notes to $1,000,000,000 on a straight-line basis over the term of the Reverse Repurchase Agreement. In return, the Company will receive semi-annual payments from ML Government Securities equal to the interest on the Treasury Notes. These semi-annual payments will be netted against each other and only the net amount will actually be paid. Under SFAS 140, Accounting for Transfers and Servicing of Financial Assets, the Reverse Repurchase Agreement is deemed a sale for accounting purposes.

The Company used the proceeds from the Reverse Repurchase Agreements to acquire the following notes (the "Notes"):

      (i) $500,000,000 Merrill Lynch & Co., Inc. Floating Rate Note due August 15, 2009; and

      (ii) $500,000,000 Merrill Lynch Capital Services, Inc. Floating Rate Note due August 15, 2009.

The note from ML & Co. pays interest semi-annually at the rate of 1-month LIBOR plus 7 basis points, compounded monthly. The note from ML Capital Services pays interest semi-annually at the rate of 1-month LIBOR plus 7 basis points through September 15, 2000 and at 1-month LIBOR plus 8 basis points thereafter. Interest on the loan to ML Capital Services compounds monthly. The Notes are subject to prepayment at the option of the Company at any time.

To ensure the Company's investments will match its operating and dividend needs, the Company entered into two swaps with ML Capital Services. Under the terms of the first swap, (the "Daycount Swap"), the Company will make payments calculated as 1-month LIBOR plus 7 basis points compounded monthly and paid semi-annually on $1,000,000,000 to ML Capital Services and in return will receive semi-annual payments at a rate of 6-month LIBOR less 109 basis points on $1,000,000,000 plus a fixed payment on the same amount at a rate of 1.1575%. The Daycount Swap will terminate on August 15, 2009. Under the terms of the second swap (the "Amortizing Swap"), the Company will make fixed, semi-annual payments of $41,112 (the fixed payment in the first period only will be $34,612) and in return will receive semi-annual payments equal to 6-month LIBOR less 109 basis points on a notional amount that will start at $2,500,000 and will amortize to approximately $138,889 on a straight-line basis over the term of the Amortizing Swap. The Amortizing Swap will terminate on August 15, 2009. The effective date of all transactions with ML & Co. or its affiliates was August 10, 2000.

Certain officers and/or managers of the Company are officers and/or directors of FAM, PSI, ML & Co., and/or MLIMAIS.

3. Investments:

Net unrealized gains (losses) as of June 30, 2003 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                                  Gains (Losses)
--------------------------------------------------------------------------------
Reverse repurchase agreement .........................            $ 226,891,130
Interest rate swaps ..................................                 (496,799)
                                                                  -------------
Total ................................................            $ 226,394,331
                                                                  =============
--------------------------------------------------------------------------------

As of June 30, 2003, there was no net unrealized appreciation for Federal income tax purposes. At June 30, 2003, the aggregate cost of investments for Federal income tax purposes was $1,000,000,000.

4. Capital Stock Transactions:

During the six months ended June 30, 2003 and during the year ended December 31, 2002, Units outstanding remained constant.

5. Subsequent Event:

On August 15, 2003, the company declared and paid a semi-annual dividend of $15.30 per unit.

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Government Securities Delaware, LLC


        By: /s/ Terry K. Glenn
            ------------------------
            Terry K. Glenn,
            President of
            Government Securities Delaware, LLC

        Date: August 21, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ------------------------
            Terry K. Glenn,
            President of
            Government Securities Delaware, LLC

        Date: August 21, 2003


        By: /s/ Donald C. Burke
            ------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Government Securities Delaware, LLC

        Date: August 21, 2003

Attached hereto as a furnished exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.